Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)[1]
Gross goodwill, beginning of the year	2,193.4	2,152.4
Acquisitions	503.0	74.2
Impact of foreign exchange	135.9	(33.2)
Gross goodwill, end of the year	2,832.3	2,193.4
Accumulated impairment losses	(119.8)	(119.8)
Net goodwill, end of the year	2,712.5	2,073.6
[1] Revised for change in accounting policy (see Note 6.c)

Schedule of Goodwill Allocated
Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)[1]
Canada	422.7	293.8
United States	1,479.3	1,316.0
Global	810.5	463.8
Allocated	2,712.5	2,073.6
[1] Revised for change in accounting policy (see Note 6.c)